IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jul. 31, 2024		Apr. 30, 2024	Oct. 31, 2023		Jul. 31, 2023		Apr. 30, 2023	[3]	Oct. 31, 2022	[3]
Assets
Cash and non-interest-bearing deposits with banks	$ 11,684	[1]	$ 10,299	$ 20,816	[2]	$ 13,545	[1],[3]	$ 21,941		$ 31,535
Interest-bearing deposits with banks	36,165			34,902	[2]
Securities	253,922			211,348	[2]
Cash collateral on securities borrowed	16,495			14,651	[2]
Securities purchased under resale agreements	79,321			80,184	[2]
Loans
Residential mortgages	277,246			274,244	[2]
Personal	46,388			45,587	[2]
Credit card	20,226			18,538	[2]
Business and government	210,047			194,870	[2]
Allowance for credit losses	(3,920)		$ (3,898)	(3,902)	[2]	(3,715)
Derivative instruments	30,311			33,243	[2]
Customers' liability under acceptances	162			10,816	[2]
Other assets	43,360
Total assets	1,021,407			975,690	[2]
Liabilities
Deposits	743,446			723,376	[2]
Obligations related to securities sold short	24,040			18,666	[2]
Cash collateral on securities lent	8,515			8,081	[2]
Obligations related to securities sold under repurchase agreements	115,368			87,118	[2]
Derivative instruments	36,493			41,290	[2]
Acceptances	173			10,820	[2]
Other liabilities	28,135
Subordinated indebtedness	7,454			6,483	[2]
Equity	57,783			53,163	[2]	$ 51,339	[3]
Total liabilities and equities	1,021,407			975,690	[2]
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	11,684
Interest-bearing deposits with banks	36,165
Securities	5,924
Cash collateral on securities borrowed	16,495
Securities purchased under resale agreements	47,643
Loans
Residential mortgages	4,414
Personal	1,078
Credit card	425
Business and government	11,473
Derivative instruments	2,917
Customers' liability under acceptances	92
Total assets	138,310			148,846
Liabilities
Deposits	50,255
Obligations related to securities sold short	24,040
Cash collateral on securities lent	8,515
Obligations related to securities sold under repurchase agreements	105,726
Derivative instruments	2,621
Acceptances	103
Other liabilities	23
Total liabilities and equities	191,283			143,144
Later than one months and not later than three months [member]
Assets
Securities	8,453
Securities purchased under resale agreements	13,698
Loans
Residential mortgages	8,668
Personal	518
Credit card	849
Business and government	9,965
Derivative instruments	3,582
Customers' liability under acceptances	70
Total assets	45,803			41,962
Liabilities
Deposits	42,518
Obligations related to securities sold under repurchase agreements	8,520
Derivative instruments	4,329
Acceptances	70
Other liabilities	48
Total liabilities and equities	55,485			58,442
3 - 6 months [member]
Assets
Securities	5,038
Securities purchased under resale agreements	9,623
Loans
Residential mortgages	16,266
Personal	680
Credit card	1,274
Business and government	11,067
Derivative instruments	3,791
Total assets	47,739			44,949
Liabilities
Deposits	53,029
Obligations related to securities sold under repurchase agreements	1
Derivative instruments	4,401
Other liabilities	72
Total liabilities and equities	57,503			57,764
6 - 9 months [Member]
Assets
Securities	9,023
Securities purchased under resale agreements	3,018
Loans
Residential mortgages	12,825
Personal	944
Credit card	1,274
Business and government	12,863
Derivative instruments	2,160
Total assets	42,107			38,144
Liabilities
Deposits	59,818
Derivative instruments	2,653
Other liabilities	71
Total liabilities and equities	62,542			58,203
9 - 12 months [Member]
Assets
Securities	15,750
Securities purchased under resale agreements	3,704
Loans
Residential mortgages	24,163
Personal	857
Credit card	1,274
Business and government	15,085
Derivative instruments	1,456
Total assets	62,289			42,260
Liabilities
Deposits	46,154
Derivative instruments	1,459
Other liabilities	69
Total liabilities and equities	47,682			50,934
1 - 2 years [member]
Assets
Securities	38,369
Securities purchased under resale agreements	1,505
Loans
Residential mortgages	90,562
Personal	544
Credit card	5,097
Business and government	38,786
Derivative instruments	4,534
Total assets	179,397			151,110
Liabilities
Deposits	42,421
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	4,964
Other liabilities	259
Total liabilities and equities	48,144			49,917
2 - 5 years [member]
Assets
Securities	59,693
Securities purchased under resale agreements	130
Loans
Residential mortgages	110,673
Personal	4,710
Credit card	10,033
Business and government	77,462
Derivative instruments	6,655
Total assets	269,356			301,854
Liabilities
Deposits	65,868
Obligations related to securities sold under repurchase agreements	621
Derivative instruments	6,914
Other liabilities	585
Subordinated indebtedness	33
Total liabilities and equities	74,021			87,009
Over five year [member]
Assets
Securities	48,146
Loans
Residential mortgages	9,675
Personal	5,371
Business and government	21,193
Derivative instruments	5,216
Total assets	89,601			80,914
Liabilities
Deposits	19,900
Derivative instruments	9,151
Other liabilities	879
Subordinated indebtedness	7,421
Total liabilities and equities	37,351			39,861
No specific maturity [member]
Assets
Securities	63,526
Loans
Personal	31,686
Business and government	12,153
Allowance for credit losses	(3,920)
Other assets	43,360
Total assets	146,805			125,651
Liabilities
Deposits	363,483
Derivative instruments	1
Other liabilities	26,129
Equity	57,783
Total liabilities and equities	$ 447,396			$ 430,416

[1]	Includes restricted cash of $465 million (July 31, 2023: $471 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[3]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.